Stock-Based Compensation - Activities of RSUs and SARs (Details)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Fully Vested Shares
Shares
Fully Vested Shares Outstanding (in shares)	0
Granted (in shares)	309,500
Exercised or vested (in shares)	(309,500)
Forfeited (in shares)	0
Expired (in shares)	0
Fully Vested Shares Outstanding (in shares)	0
Weighted-Average Grant Date Fair Value
Fully vested shares (in USD per share) | $ / shares	$ 8.30
RSUs
Shares
Outstanding (in shares)	0
Granted (in shares)	2,334,490
Exercised or vested (in shares)	0
Forfeited (in shares)	0
Expired (in shares)	0
Outstanding (in shares)	2,334,490
Weighted-Average Grant Date Fair Value
Nonvested shares (in USD per share) | $ / shares	$ 8.30
SARs
Shares
Outstanding (in shares)	0
Granted (in shares)	1,935,131
Exercised or vested (in shares)	0
Forfeited (in shares)	0
Expired (in shares)	0
Outstanding (in shares)	1,935,131
Weighted-Average Grant Date Fair Value
Nonvested shares (in USD per share) | $ / shares	$ 4.05